                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-6324

Exact name of registrant as specified in charter:

Delaware Group Global & International Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2005

Item 1.  Reports to Stockholders

                                             Delaware
                                             Investments(R)
                                             -----------------------------------
                                             A member of Lincoln Financial Group

INTERNATIONAL

SEMIANNUAL REPORT MAY 31, 2005
--------------------------------------------------------------------------------
                  DELAWARE INTERNATIONAL VALUE EQUITY FUND

                  DELAWARE EMERGING MARKETS FUND

                  DELAWARE INTERNATIONAL SMALL CAP VALUE FUND


[LOGO]
POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     1
-----------------------------------------------------------------
SECTOR/COUNTRY ALLOCATION                                       3
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statements of Net Assets                                      5

  Statements of Operations                                     13

  Statements of Changes in Net Assets                          14

  Financial Highlights                                         15

  Notes to Financial Statements                                28
-----------------------------------------------------------------
OTHER FUND INFORMATION                                         33
-----------------------------------------------------------------




    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

DISCLOSURE                       For the Period December 1, 2004 to May 31, 2005
  OF FUND EXPENSES

As a shareholder of a fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES
The first section of the tables shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the tables shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions. In each case, "Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

DELAWARE INTERNATIONAL VALUE EQUITY FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                           Beginning    Ending                   Paid During
                                                            Account     Account       Annualized   Period
                                                             Value       Value          Expense   12/1/04 to
                                                            12/1/04     5/31/05          Ratio     5/31/05
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,030.00         1.45%     $ 7.34
Class B                                                     1,000.00    1,026.30         2.15%      10.86
Class C                                                     1,000.00    1,026.30         2.15%      10.86
Class R                                                     1,000.00    1,028.50         1.75%       8.85
Institutional Class                                         1,000.00    1,031.40         1.15%       5.82
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,017.70         1.45%     $ 7.29
Class B                                                     1,000.00    1,014.21         2.15%      10.80
Class C                                                     1,000.00    1,014.21         2.15%      10.80
Class R                                                     1,000.00    1,016.21         1.75%       8.80
Institutional Class                                         1,000.00    1,019.20         1.15%       5.79
-------------------------------------------------------------------------------------------------------------

DISCLOSURE                       For the Period December 1, 2004 to May 31, 2005
  OF FUND EXPENSES (CONTINUED)




DELAWARE EMERGING MARKETS FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                           Beginning    Ending                   Paid During
                                                            Account     Account       Annualized   Period
                                                             Value       Value          Expense   12/1/04 to
                                                            12/1/04     5/31/05          Ratio     5/31/05
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,076.90         1.91%     $ 9.89
Class B                                                     1,000.00    1,072.10         2.66%      13.74
Class C                                                     1,000.00    1,072.90         2.66%      13.75
Institutional Class                                         1,000.00    1,078.20         1.66%       8.60
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,015.41         1.91%     $ 9.60
Class B                                                     1,000.00    1,011.67         2.66%      13.34
Class C                                                     1,000.00    1,011.67         2.66%      13.34
Institutional Class                                         1,000.00    1,016.65         1.66%       8.35
-------------------------------------------------------------------------------------------------------------

DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                  Expenses
                                                           Beginning    Ending                   Paid During
                                                            Account     Account       Annualized   Period
                                                             Value       Value          Expense   12/1/04 to
                                                            12/1/04     5/31/05          Ratio     5/31/05
-------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00   $1,053.20         1.79%     $ 9.16
Class B                                                     1,000.00    1,050.00         2.54%      12.98
Class C                                                     1,000.00    1,050.00         2.54%      12.98
Institutional Class                                         1,000.00    1,055.40         1.54%       7.89
-------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00   $1,016.01         1.79%     $ 9.00
Class B                                                     1,000.00    1,012.27         2.54%      12.74
Class C                                                     1,000.00    1,012.27         2.54%      12.74
Institutional Class                                         1,000.00    1,017.25         1.54%       7.75
-------------------------------------------------------------------------------------------------------------

SECTOR/COUNTRY ALLOCATION                                     As of May 31, 2005
  DELAWARE INTERNATIONAL FUNDS

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following charts list each Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE INTERNATIONAL VALUE EQUITY FUND

                                                             PERCENTAGE
COUNTRY                                                    OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   96.05%
------------------------------------------------------------------------
Australia                                                      10.49%

Belgium                                                         3.33%

Finland                                                         1.45%

France                                                          7.17%

Germany                                                         6.72%

Hong Kong                                                       2.72%

Italy                                                           3.21%

Japan                                                          15.11%

Netherlands                                                     7.76%

New Zealand                                                     1.77%

Republic of Korea                                               1.11%

Singapore                                                       1.93%

South Africa                                                    1.32%

Spain                                                           7.31%

Taiwan                                                          0.03%

United Kingdom                                                 24.62%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           3.19%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES
  LENDING COLLATERAL                                           99.24%
------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL                                  21.60%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              120.84%
------------------------------------------------------------------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL            (21.60%)
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.76%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

DELAWARE EMERGING MARKETS FUND

                                                             PERCENTAGE
COUNTRY                                                    OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   91.92%
------------------------------------------------------------------------
Argentina                                                       0.90%

Brazil                                                         13.60%

Chile                                                           1.66%

China                                                           5.88%

Croatia                                                         0.69%

Czech Republic                                                  0.63%

Egypt                                                           1.72%

Estonia                                                         0.43%

Hungary                                                         2.86%

India                                                           0.71%

Indonesia                                                       0.97%

Israel                                                          2.05%

Malaysia                                                        8.46%

Mexico                                                          6.73%

Morocco                                                         0.70%

Panama                                                          1.10%

Poland                                                          1.78%

Republic of Korea                                              14.49%

Russia                                                          2.36%

South Africa                                                   11.19%

Taiwan                                                          6.19%

Thailand                                                        5.68%

Turkey                                                          0.19%

United Kingdom                                                  0.95%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           7.04%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               98.96%
------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 1.04%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

SECTOR/COUNTRY ALLOCATION                                     As of May 31, 2005
  DELAWARE INTERNATIONAL FUNDS (CONTINUED)

The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

DELAWARE INTERNATIONAL SMALL CAP VALUE FUND

                                                             PERCENTAGE
COUNTRY                                                    OF NET ASSETS
------------------------------------------------------------------------
COMMON STOCK                                                   93.13%
------------------------------------------------------------------------
Australia                                                       4.72%

Canada                                                          1.56%

France                                                          8.57%

Germany                                                         5.77%

Hong Kong                                                       5.82%

Hong Kong/China                                                 3.52%

Ireland                                                         2.23%

Italy                                                           1.52%

Japan                                                           7.83%

Netherlands                                                     7.39%

New Zealand                                                     1.26%

Norway                                                          2.06%

Singapore                                                      10.46%

Spain                                                           1.08%

Sweden                                                          1.28%

United Kingdom                                                 28.06%
------------------------------------------------------------------------
EXCHANGE TRADED FUND                                            1.50%
------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                           6.09%
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                              100.72%
------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                (0.72)%
------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
------------------------------------------------------------------------

STATEMENTS                              DELAWARE INTERNATIONAL VALUE EQUITY FUND
  OF NET ASSETS                         May 31, 2005 (Unaudited)

                                                     Number of        Market
                                                      Shares      Value (U.S. $)
COMMON STOCK - 96.05%^
Australia - 10.49%
  Amcor                                              1,867,660      $  9,560,998
  Coles Myer                                         1,514,140        10,426,453
  Foster's Group                                     4,789,546        19,528,272
 *National Australia Bank                              887,538        21,075,763
  Telstra                                            3,211,384        12,172,273
  Wesfarmers                                            30,240           838,417
                                                                    ------------
                                                                      73,602,176
                                                                    ------------
Belgium - 3.33%
 *Electrabel                                            20,064         8,832,243
 *Fortis Group                                         535,526        14,551,715
                                                                    ------------
                                                                      23,383,958
                                                                    ------------
Finland - 1.45%
  UPM-Kymmene                                          527,882        10,192,820
                                                                    ------------
                                                                      10,192,820
                                                                    ------------
France - 7.17%
 *Compagnie de Saint-Gobain                            259,954        14,962,302
 *Societe Generale Class A                             151,529        14,890,361
 *Total Class B                                         92,692        20,475,819
                                                                    ------------
                                                                      50,328,482
                                                                    ------------
Germany - 6.72%
 *Bayer                                                420,603        14,130,892
 +Bayerische Hypo-Und Vereinsbank                      458,870        11,294,167
 *RWE                                                  355,011        21,713,646
                                                                    ------------
                                                                      47,138,705
                                                                    ------------
Hong Kong - 2.72%
  Hong Kong Electric                                 2,129,500         9,415,360
  Wharf Holdings                                     2,958,514         9,677,480
                                                                    ------------
                                                                      19,092,840
                                                                    ------------
Italy - 3.21%
 *Banca Intesa                                       4,813,096        22,493,491
                                                                    ------------
                                                                      22,493,491
                                                                    ------------
Japan - 15.11%
  Canon                                                316,000        17,179,458
 *Eisai                                                181,100         6,140,965
  Hitachi                                            1,267,000         7,611,926
  KDDI                                                   2,906        13,335,070
  Matsushita Electric Industrial                       806,000        12,046,371
  Millea Holdings                                          482         6,395,579
  Takeda Pharmaceutical                                436,200        21,021,211
  Toyota Motor                                         476,500        16,948,083
  West Japan Railway                                     1,565         5,350,059
                                                                    ------------
                                                                     106,028,722
                                                                    ------------
Netherlands - 7.76%
 *ING Groep                                            734,662        20,324,433
 *Reed Elsevier                                        951,589        13,151,150
 *Royal Dutch Petroleum                                361,013        21,014,475
                                                                    ------------
                                                                      54,490,058
                                                                    ------------

                                                     Number of        Market
                                                      Shares      Value (U.S. $)
COMMON STOCK^ (continued)
New Zealand - 1.77%
 *Telecom Corporation of New Zealand                  2,968,921     $ 12,450,924
                                                                    ------------
                                                                      12,450,924
                                                                    ------------
Republic of Korea - 1.11%
  POSCO ADR                                             172,796        7,761,996
                                                                    ------------
                                                                       7,761,996
                                                                    ------------
Singapore - 1.93%
  Jardine Matheson                                      288,687        4,965,416
  Oversea-Chinese Banking                             1,029,000        8,581,174
                                                                    ------------
                                                                      13,546,590
                                                                    ------------
South Africa - 1.32%
  Sasol                                                 373,657        9,249,357
                                                                    ------------
                                                                       9,249,357
                                                                    ------------
Spain - 7.31%
  Banco Santander Central Hispano                     1,167,301       13,316,716
 *Iberdrola                                             631,553       16,127,330
 *Telefonica                                          1,305,253       21,861,874
                                                                    ------------
                                                                      51,305,920
                                                                    ------------
Taiwan - 0.03%
  Chunghwa Telecom ADR                                    8,500          176,970
                                                                    ------------
                                                                         176,970
                                                                    ------------
United Kingdom - 24.62%
  Aviva                                                 589,998        6,597,959
  BG Group                                            2,241,868       16,975,269
  BOC Group                                             418,761        7,654,119
  Boots                                               1,443,587       15,933,833
  BP 1,577,477                                       15,806,641
  Brambles Industries                                 1,759,631        9,607,206
  GKN                                                 1,569,603        7,200,825
  GlaxoSmithKline                                     1,013,298       25,056,843
  HBOS                                                1,157,726       16,848,814
  Intercontinental Hotels Group                         403,467        4,680,583
  Lloyds TSB Group                                    2,036,045       16,776,281
  Mitchells & Butlers                                   665,047        3,911,949
  Rio Tinto                                             464,543       13,782,980
  Unilever                                            1,222,303       11,936,812
                                                                    ------------
                                                                     172,770,114
                                                                    ------------
TOTAL COMMON STOCK (cost $546,844,138)                               674,013,123
                                                                    ------------

STATEMENTS                              DELAWARE INTERNATIONAL VALUE EQUITY FUND
  OF NET ASSETS (CONTINUED)

                                                      Principal       Market
                                                        Amount    Value (U.S. $)
REPURCHASE AGREEMENTS - 3.19%
  With BNP Paribas 2.95% 6/1/05
    (dated 5/31/05, to be repurchased at
    $13,028,067, collateralized by $1,905,000
    U.S. Treasury Bills due 9/29/05, market
    value $1,886,505, $1,614,000 U.S. Treasury
    Bills due 10/20/05, market value
    $1,595,230, $2,899,000 U.S. Treasury
    Bills due 11/17/05, market value
    $2,858,333, $1,855,000 U.S. Treasury
    Notes 2.38% due 8/15/06, market value
    $1,843,137, $2,860,000 U.S. Treasury
    Notes 6.50% due 8/15/05, market
    value $2,934,990 and $2,040,000
    U.S. Treasury Notes 7.00% due
    7/15/06, market value $2,172,928)                $13,027,000   $  13,027,000
  With UBS Warburg 2.95% 6/1/05
    (dated 5/31/05, to be repurchased at
    $9,361,767, collateralized by $9,644,000
    U.S. Treasury Notes 2.50% due 5/31/06,
    market value $9,559,792)                           9,361,000       9,361,000
                                                                   -------------
TOTAL REPURCHASE AGREEMENTS
  (cost $22,388,000)                                                  22,388,000
                                                                   -------------

TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 99.24%
  (cost $569,232,138)                                                696,401,123
                                                                   =============

SECURITIES LENDING COLLATERAL** - 21.60%
Short-Term Investments
  Abbey National 3.13% 1/13/06                         3,219,164       3,219,164
  Australia New Zealand 3.08% 6/23/06                  4,348,431       4,348,431
  Bank of New York 3.06% 4/4/06                        3,478,745       3,478,745
  Bank of the West 3.06% 3/2/06                        4,349,295       4,348,431
  Barclays London 3.10% 7/21/05                        4,348,556       4,348,486
  Barclays New York 3.12% 6/1/05                         434,772         434,772
  Bayerische Landesbank 3.08% 6/30/06                  4,347,488       4,348,431
  Bear Stearns 3.14% 1/17/06                             869,660         870,129
  Bear Stearns 3.15% 11/30/05                          4,346,240       4,348,431
  Beta Finance 3.08% 4/18/06                           4,348,799       4,347,996
  Citigroup Global Markets
    3.10% 6/1/05                                      34,835,643      34,835,643
    3.13% 6/7/05                                       4,696,306       4,696,306
  Credit Swiss First Boston New York
    3.07% 4/18/06                                      4,696,306       4,696,306
    3.10% 12/29/05                                       912,969         913,224
  Deutsche Bank 3.10% 7/11/05                          3,478,778       3,478,745
  Goldman Sachs 3.20% 5/31//06                         4,782,796       4,783,274
  Lehman Holdings 3.14% 12/23/05                       4,349,186       4,352,347
  Marshall & Ilsley Bank 3.05% 12/29/05                4,348,763       4,348,628
  Merrill Lynch Mortgage Capital
    3.16% 7/12/05                                      4,348,431       4,348,431
  Morgan Stanley
    3.21% 6/30/06                                        868,838         869,686
    3.24% 5/1/06                                         434,582         434,843
  National City Bank Cleveland
    3.06% 1/23/06                                      4,957,822       4,957,479

                                                      Principal       Market
                                                        Amount    Value (U.S. $)
SECURITIES LENDING COLLATERAL** (continued)
  Pfizer 3.05% 6/30/06                               $ 4,174,494   $  4,174,494
  Proctor & Gamble 2.93% 6/30/06                       4,348,431      4,348,431
  Royal Bank of Canada 3.05% 6/27/05                   4,348,314      4,348,314
  Royal Bank of Scotland 3.06% 6/30/06                 4,347,959      4,348,431
  Sigma Finance 3.06% 9/30/05                          4,087,564      4,087,104
  Societe Generale New York
    3.06% 6/14/05                                      3,927,859      3,927,703
  Sun Trust Bank 3.08% 8/5/05                          2,174,096      2,174,096
  Wal Mart Stores 3.03% 6/21/05                        5,199,753      5,191,067
  Washington Mutual Bank
    3.10% 7/8/05                                       4,348,352      4,348,431
  Wells Fargo 3.06% 6/30/06                            4,348,431      4,348,431
  Wilmington Trust Company
    2.96% 6/3/05                                       3,479,965      3,479,960
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
  (cost $151,584,390)                                               151,584,390
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 120.84%
  (cost $720,816,528)***                                            847,985,513
OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL** - (21.60%)                                          (151,584,390)
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 0.76%                                              5,366,913
                                                                   ------------
NET ASSETS APPLICABLE TO 42,268,419 SHARES
  OUTSTANDING - 100.00%                                            $701,768,036
                                                                   ============

Net Asset Value - Delaware International Value Equity Fund
  Class A ($369,795,780 / 22,250,041 Shares)                             $16.62
                                                                         ------
Net Asset Value - Delaware International Value Equity Fund
  Class B ($36,801,622 / 2,233,695 Shares)                               $16.48
                                                                         ------
Net Asset Value - Delaware International Value Equity Fund
  Class C ($97,616,869 / 5,931,495 Shares)                               $16.46
                                                                         ------
Net Asset Value - Delaware International Value Equity Fund
  Class R ($2,219,450 / 133,947 Shares)                                  $16.57
                                                                         ------
Net Asset Value - Delaware International Value Equity Fund
  Institutional Class ($195,334,315 / 11,719,241 Shares)                 $16.67
                                                                         ======

STATEMENTS                              DELAWARE INTERNATIONAL VALUE EQUITY FUND
  OF NET ASSETS (CONTINUED)

COMPONENTS OF NET ASSETS AT MAY 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $547,275,036
Undistributed net investment income                                    7,665,327
Accumulated net realized gain on investments                          16,963,259
Net unrealized appreciation of investments
  and foreign currencies                                             129,864,414
                                                                    ------------
Total net assets                                                    $701,768,036
                                                                    ============

  +Non-income producing security for the period ended May 31, 2005.
  ^Securities have been classified by country of origin. Classification by type of business has been presented in Note 10 in "Notes to Financial Statements." *Fully or partially on loan.
 **See Note 8 in "Notes to Financial Statements."
***Includes $141,453,411 of securities loaned.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE INTERNATIONAL VALUE EQUITY FUND
Net asset value Class A (A)                                               $16.62
Sales charge (5.75% of offering price) (B)                                  1.01
                                                                          ------
Offering price                                                            $17.63
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes



The following foreign currency exchange contracts were outstanding at May 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                  In              Value of                               Unrealized
Contracts to                   Exchange           Contract         Settlement           Appreciation
Receive (Deliver)                For             at 5/31/05           Date             (Depreciation)
-----------------              --------          ----------        ----------          --------------
826,462
  Australian
  Dollars                     US$627,285          $624,020           6/1/05              $   (3,265)

(40,903)
  British Pounds              US$(74,538)          (74,317)          6/1/05                     221

(33,903,000)
  British
  Pounds                  US$(64,176,188)      (61,440,265)         7/29/05               2,735,923

1,677,917
  European
  Monetary
  Units                     US$2,073,067         2,064,929           6/1/05                  (8,138)
                                                                                         ----------
                                                                                         $2,724,741
                                                                                         ==========

(1) See Note 7 in "Notes to Financial Statements."

STATEMENTS                                        DELAWARE EMERGING MARKETS FUND
  OF NET ASSETS                                   May 31, 2005 (Unaudited)

                                                      Number of       Market
                                                       Shares     Value (U.S. $)
  COMMON STOCK - 91.92%^
  Argentina - 0.90%
    Tenaris ADR                                          109,800    $  7,658,550
                                                                    ------------
                                                                       7,658,550
                                                                    ------------
  Brazil - 13.60%
    Caemi Mineracao e Metalurgia                      10,671,000       9,256,024
    Cia de Concessoes Rodoviarias                        395,600       9,547,267
    Cia de Saneamento Basico do
     Estado de Sao Paulo                             155,780,000       9,277,622
    Cia de Saneamento Basico do
     Estado de Sao Paulo ADR                             120,000       1,790,400
    Cia Siderurgica Nacional                             530,300       9,441,739
    Cia Vale do Rio Doce ADR                             342,500       8,452,900
    Investimentos Itau                                 9,995,000      20,367,482
    Petroleo Brasileiro                                   23,543         986,862
    Petroleo Brasileiro ADR                              469,400      19,667,859
    Ultrapar Participacoes                           642,985,000      11,074,446
    Votorantim Celulose e Papel ADR                    1,366,150      16,380,139
                                                                    ------------
                                                                     116,242,740
                                                                    ------------
  Chile - 1.66%
    Administradora de Fondos de Pensiones
     Provida                                             902,108       1,513,286
    Administradora de Fondos de Pensiones
     Provida ADR                                          41,931       1,046,178
    Banco Santander ADR                                  371,800      11,600,160
                                                                    ------------
                                                                      14,159,624
                                                                    ------------
[]China - 5.88%
    Asia Aluminum                                     26,466,000       2,918,643
    China Merchants Holdings International             2,752,000       5,130,743
    China Telecom                                     34,780,000      12,101,031
    Fountain Set Holdings                             11,576,000       6,233,226
    Guangshen Railway                                 16,976,000       5,650,938
    Texwinca Holdings                                  7,258,000       5,783,750
    Zhejiang Expressway                               18,520,000      12,445,951
                                                                    ------------
                                                                      50,264,282
                                                                    ------------
  Croatia - 0.69%
    Pliva GDR                                            497,808       5,874,134
                                                                    ------------
                                                                       5,874,134
                                                                    ------------
  Czech Republic - 0.63%
    Philip Morris                                          7,676       5,384,712
                                                                    ------------
                                                                       5,384,712
                                                                    ------------
  Egypt - 1.72%
    MobiNil - Egyptian Mobile Services                   504,931      14,742,765
                                                                    ------------
                                                                      14,742,765
                                                                    ------------
  Estonia - 0.43%
    Eesti Telekom                                         89,011         832,515
    Eesti Telekom GDR                                     99,367       2,819,538
                                                                    ------------
                                                                       3,652,053
                                                                    ------------
  Hungary - 2.86%
    Gedeon Richter                                        40,078       5,223,447
    Gedeon Richter GDR                                    10,093       1,329,753
    Matav Magyar Tavkozlesi                            2,475,796       9,622,648
    OTP Bank                                             267,371       8,291,195
                                                                    ------------
                                                                      24,467,043
                                                                    ------------

                                                     Number of        Market
                                                      Shares      Value (U.S. $)
COMMON STOCK^ (continued)
India - 0.71%
  Gas Authority of India GDR                             3,764      $    110,473
  Ranbaxy Laboratories GDR                             228,046         5,986,208
                                                                    ------------
                                                                       6,096,681
                                                                    ------------
Indonesia - 0.97%
  IRP Telekomunikasi Indonesia                      16,977,000         8,335,621
                                                                    ------------
                                                                       8,335,621
                                                                    ------------
Israel - 2.05%
  Bank Hapoalim                                      4,691,995        16,473,029
  Israel Chemicals                                     317,512         1,016,182
                                                                    ------------
                                                                      17,489,211
                                                                    ------------
Malaysia - 8.46%
  Hong Leong Bank                                    8,588,600        11,300,789
  Malaysia International Shipping                    2,486,000        11,298,741
  Maxis Communications                               6,533,900        16,924,601
  PLUS Expressways                                  15,261,300        12,357,958
  Public Bank                                        4,792,900         8,135,317
  Tanjong                                            3,642,800        12,262,500
                                                                    ------------
                                                                      72,279,906
                                                                    ------------
Mexico - 6.73%
  Cemex de C.V                                         743,048         5,652,380
  Cemex de C.V. ADR                                    241,400         9,221,480
  Grupo Aeroportuario del Sureste de C.V. ADR          154,600         4,638,000
  Grupo Continental                                  1,560,600         2,408,422
 +Hylsamex de C.V                                    1,600,700         5,756,697
  Kimberly Clark de Mexico de C.V                    4,092,600        13,026,694
  Telefonos de Mexico de C.V. ADR                      900,200        16,797,733
                                                                    ------------
                                                                      57,501,406
                                                                    ------------
Morocco - 0.70%
 +Maroc Telecom                                        621,072         5,961,714
                                                                    ------------
                                                                       5,961,714
                                                                    ------------
Panama - 1.10%
  Banco Latinoamericano Export                         513,200         9,391,560
                                                                    ------------
                                                                       9,391,560
                                                                    ------------
Poland - 1.78%
  Bank Pekao                                           292,378        11,779,787
  Telekomunikacja Polska                               622,055         3,442,705
                                                                    ------------
                                                                      15,222,492
                                                                    ------------
Republic of Korea - 14.49%
  GS Engineering & Construction                        176,560         5,490,865
  Hyundai Motor                                         83,070         4,645,822
  Hyundai Motor Preferred                              321,350        11,764,055
  Kia Motors                                           486,470         6,944,282
  Kookmin Bank                                         151,650         6,649,862
  Korea Electric Power                                 592,650        17,434,090
  Korea Gas                                            584,680        16,357,509
  KT ADR                                               763,279        15,975,429
  KT&G                                                 359,070        12,860,700
 #KT&G GDR 144A                                        232,617         4,163,844
  Samsung Electronics                                    9,557         4,610,790
  Samsung Electronics Preferred                         53,351        16,946,318
                                                                    ------------
                                                                     123,843,566
                                                                    ------------

STATEMENTS                                        DELAWARE EMERGING MARKETS FUND
  OF NET ASSETS (CONTINUED)

                                                     Number of        Market
                                                      Shares      Value (U.S. $)
COMMON STOCK (continued)^
Russia - 2.36%
  LUKOIL ADR                                          202,688        $ 7,083,946
  Mobile Telesystems ADR                              373,300         13,102,830
                                                                     -----------
                                                                      20,186,776
                                                                     -----------
South Africa - 11.19%
  African Bank Investments                          4,624,740         11,241,726
  Alexander Forbes                                  6,860,961         11,409,408
  Aspen Pharmacare Holdings                         1,740,398          6,375,205
  Impala Platinum Holdings                            159,124         13,368,555
  Nampak                                            3,359,405          7,412,775
  Remgro                                              682,969         10,457,797
  Sasol                                               565,685         14,002,743
  Steinhoff International Holdings                  6,791,448         13,497,762
  Tiger Brands                                        498,425          7,916,298
                                                                     -----------
                                                                      95,682,269
                                                                     -----------
Taiwan - 6.19%
  Asustek Computer                                  4,511,112         12,413,708
  Chunghwa Telecom                                  3,918,000          7,719,827
  Chunghwa Telecom ADR                                308,696          6,427,051
  Pihsiang Machinery Manufacturing                  1,256,830          2,677,353
  President Chain Store                             8,626,299         15,798,684
  Synnex Technology International                   5,269,000          7,855,684
                                                                     -----------
                                                                      52,892,307
                                                                     -----------
Thailand - 5.68%
  Advanced Info Service                             5,903,000         13,584,312
  Kasikornbank NVDR                                 4,063,400          5,575,662
  Land & Houses NVDR                               64,698,100         11,901,648
  Siam Cement NVDR                                  2,060,800         11,731,111
  Siam City Bank                                    1,586,300          1,005,347
  Siam City Bank NVDR                               1,384,200            865,656
  Thai Union Frozen Products                        2,815,419          1,902,863
  Thai Union Frozen Products NVDR                   2,825,581          1,947,238
                                                                     -----------
                                                                      48,513,837
                                                                     -----------
Turkey - 0.19%
  Tupras Turkiye Petrol Rafine                        130,177          1,640,225
                                                                     -----------
                                                                       1,640,225
                                                                     -----------
United Kingdom - 0.95%
  Vedanta Resources                                 1,059,420          8,158,712
                                                                     -----------
                                                                       8,158,712
                                                                     -----------
TOTAL COMMON STOCK (cost $739,793,046)                               785,642,186
                                                                     -----------

                                                    Principal        Market
                                                      Shares      Value (U.S. $)
REPURCHASE AGREEMENTS - 7.04%
  With BNP Paribas 2.95% 6/1/05
    (dated 5/31/05, to be repurchased
    at $35,039,871, collateralized by
    $5,124,000 U.S. Treasury Bills due
    9/29/05, market value $5,073,711,
    $4,341,000 U.S. Treasury Bills
    due 10/20/05, market value
    $4,290,332, $7,798,000 U.S. Treasury
    Bills due 11/17/05, market value
    $7,687,420, $4,988,000 U.S. Treasury
    Notes 2.38% due 8/15/06, market value
    $4,957,073, $7,691,000 U.S. Treasury
    Notes 6.50% due 8/15/05, market
    value $7,893,586 and $5,488,000
    U.S. Treasury Notes 7.00% due
    7/15/06, market value $5,844,037)                $35,037,000    $ 35,037,000
  With UBS Warburg 2.95% 6/1/05
    (dated 5/31/05, to be repurchased
    at $25,177,063, collateralized by
    $25,938,000 U.S. Treasury Notes
    2.50% due 5/31/06, market value
    $25,710,837)                                      25,175,000      25,175,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
  (cost $60,212,000)                                                  60,212,000
                                                                    ------------

MARKET VALUE OF SECURITIES - 98.96%
  (cost $800,005,046)                                                845,854,186
RECEIVABLES AND OTHER ASSETS NET
  OF LIABILITIES - 1.04%                                               8,927,384
                                                                    ------------
NET ASSETS APPLICABLE TO 56,530,761 SHARES
  OUTSTANDING - 100.00%                                             $854,781,570
                                                                    ============

Net Asset Value - Delaware Emerging Markets Fund
  Class A ($549,782,625 / 36,252,228 Shares)                              $15.17
                                                                          ------
Net Asset Value - Delaware Emerging Markets Fund
  Class B ($28,190,669 / 1,889,329 Shares)                                $14.92
                                                                          ------
Net Asset Value - Delaware Emerging Markets Fund
  Class C ($144,764,727 / 9,710,618 Shares)                               $14.91
                                                                          ------
Net Asset Value - Delaware Emerging Markets Fund
  Institutional Class ($132,043,549 / 8,678,586 Shares)                   $15.21
                                                                          ------

STATEMENTS                                        DELAWARE EMERGING MARKETS FUND
  OF NET ASSETS (CONTINUED)

COMPONENTS OF NET ASSETS AT MAY 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                $786,349,361
Undistributed net investment income                                    7,785,911
Accumulated net realized gain on investments                          14,596,558
Net unrealized appreciation of investments
  and foreign currencies                                              46,049,740
                                                                    ------------
Total net assets                                                    $854,781,570
                                                                    ============

 +Non-income producing security for the period ended May 31, 2005. []Securities listed and traded on the Hong Kong Stock Exchange.
 #Securities exempt from registration under Rule 144A of the Securities Act of
  1933. See Note 9 in "Notes to Financial Statements."
 ^Securities have been classified by country of origin. Classification by business has been presented in Note 10 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR -- American Depositary Receipts
GDR -- Global Depositary Receipts
NVDR -- Non-Voting Depositary Receipts

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE EMERGING MARKETS FUND
Net asset value Class A (A)                                               $15.17
Sales Charge (5.75% of offering price) (B)                                  0.93
                                                                          ------
Offering price                                                            $16.10
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes



The following foreign currency exchange contracts were outstanding at May 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                 In               Value of
Contracts to                  Exchange            Contract         Settlement            Unrealized
Receive                         For              at 5/31/05           Date              Depreciation
-----------------             --------           ----------        ----------          --------------
335,109,120
  Hungarian
  Forint                    US$1,630,701         $1,620,765          6/1/05               $ (9,936)

11,278,913
  South African
  Rand                      US$1,675,916          1,655,830          6/3/05                (20,086)

128,161,359
  Thailand Baht             US$3,161,356          3,154,354          6/1/05                 (7,002)
                                                                                          --------
                                                                                          $(37,024)
                                                                                          ========

(1) See Note 7 in "Notes to Financial Statements."

STATEMENTS                           DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
  OF NET ASSETS                      May 31, 2005 (Unaudited)

                                                     Number of        Market
                                                      Shares      Value (U.S. $)
   COMMON STOCK - 93.13%^
   Australia - 4.72%
     Commonwealth Property Office Fund                 716,472      $  708,674
     Multiplex Group                                   155,663         300,885
     Transfield Services Limited                        85,701         455,548
                                                                    ----------
                                                                     1,465,107
                                                                    ----------
   Canada - 1.56%
     Northern Property REIT                             33,600         483,977
                                                                    ----------
                                                                       483,977
                                                                    ----------
   France - 8.57%
     Boiron                                              6,892         168,785
    +Carbone Lorraine                                    9,003         409,943
     Euler Hermes                                        6,889         520,970
     Neopost                                             3,599         321,332
     Nexans                                              9,155         337,660
     Norbert Dentressangle                               2,260         118,899
     Remy Cointreau                                     10,925         461,158
     Societe Industrielle d'Aviations Latecoere          7,290         322,523
                                                                    ----------
                                                                     2,661,270
                                                                    ----------
   Germany - 5.77%
     Bilfinger Berger                                    8,712         413,847
     Hugo Boss                                           6,671         201,137
    +Jenoptik                                           16,108         173,454
    +QIAGEN                                             27,423         329,044
     Rational                                            2,760         303,044
     Wincor Nixdorf                                      4,315         371,187
                                                                    ----------
                                                                     1,791,713
                                                                    ----------
   Hong Kong - 5.82%
     Arts Optical International Holding                242,000          86,314
     ASM Pacific Technology                             92,000         405,586
     COSCO Pacific Limited                             258,000         500,723
     Fong's Industries                                 376,000         282,712
     Hung Hing Printing Group                          448,000         331,090
     Kingmaker Footwear Holdings                       696,000         201,276
                                                                    ----------
                                                                     1,807,701
                                                                    ----------
[X]Hong Kong/China - 3.52%
     Asia Aluminum                                   6,070,000         669,394
     Fountain Set Holdings                             788,000         424,307
                                                                    ----------
                                                                     1,093,701
                                                                    ----------
   Ireland - 2.23%
     Glanbia                                           135,454         438,411
     Kingspan Group                                     21,864         254,271
                                                                    ----------
                                                                       692,682
                                                                    ----------
   Italy - 1.52%
     Autostrada Torino-Milano                           21,644         473,059
                                                                    ----------
                                                                       473,059
                                                                    ----------
   Japan - 7.83%
     Air Water                                          55,000         413,545
     NIFCO                                              22,700         356,632
     Paris Miki                                         19,900         424,497
     Shimano                                            10,300         299,913
     TAC                                                55,800         277,650
     Takara Printing                                    39,500         330,486
     Ushio                                              17,000         328,957
                                                                    ----------
                                                                     2,431,680
                                                                    ----------

                                                     Number of        Market
                                                      Shares      Value (U.S. $)
COMMON STOCK^ (continued)
Netherlands - 7.39%
  Athlon Holding                                        13,464        $  332,218
  Boskalis Westminster                                   4,025           146,124
  Furgo                                                  5,796           521,768
  Koninklijke BAM Groep                                 10,389           655,242
  Vopak                                                 27,995           640,464
                                                                      ----------
                                                                       2,295,816
                                                                      ----------
New Zealand - 1.26%
  Fisher & Paykel Healthcare                           128,415           270,174
  The Warehouse Group                                   52,260           119,879
                                                                      ----------
                                                                         390,053
                                                                      ----------
Norway - 2.06%
  Ekornes Asa                                           25,250           491,782
  Farstad Shipping                                      12,900           149,849
                                                                      ----------
                                                                         641,631
                                                                      ----------
Singapore - 10.46%
  Hyflux                                               332,000           764,866
  MobileOne                                            261,330           321,410
  Parkway Holdings                                     305,000           329,374
  SembCorp Marine                                      539,000           679,086
  SIA Engineering                                      192,000           278,762
  Singapore Airport Terminal Services                  213,000           267,081
  SMRT                                                 950,000           609,851
                                                                      ----------
                                                                       3,250,430
                                                                      ----------
Spain - 1.08%
  Prosegur Cia de Seguridad                             16,058           336,938
                                                                      ----------
                                                                         336,938
                                                                      ----------
Sweden - 1.28%
  Billerud                                              33,200           399,339
                                                                      ----------
                                                                         399,339
                                                                      ----------
United Kingdom - 28.06%
  Aga Foodservice Group                                107,716           596,913
  Associated British Ports                              68,851           610,778
  Cattles                                              114,084           658,113
  Chloride Group                                       325,489           390,311
  Cobham                                                20,029           513,109
  Expro International Group                             50,371           366,076
  Greene King                                           21,856           491,612
  Laird Group                                           65,629           369,350
  Nestor Healthcare Group                               27,328            68,768
  Northern Foods                                       106,564           298,653
  Pennon Group                                          36,786           673,044
  Persimmon                                             33,851           459,126
  Rexam                                                 64,274           563,753
  Rotork                                                62,183           560,947
  Serco Group                                          119,554           545,759
  Spirax-Sarco Engineering                              44,913           575,705
  TT electronics                                       111,189           333,332
  Vedanta Resources                                     35,482           273,251
  Weir Group                                            65,584           368,501
                                                                      ----------
                                                                       8,717,101
                                                                      ----------
TOTAL COMMON STOCK (cost $23,527,491)                                 28,932,198
                                                                      ----------

STATEMENTS                           DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
  OF NET ASSETS (CONTINUED)

                                                     Number of        Market
                                                      Shares      Value (U.S. $)
COMMON STOCK (CONTINUED)^
EXCHANGE TRADED FUND - 1.50%
  Ishares MSCI EAFE Index Fund                          3,000        $ 464,550
                                                                     ---------
TOTAL EXCHANGE TRADED FUND (cost $490,770)                             464,550
                                                                     ---------

                                                  Principal
                                                    Amount
REPURCHASE AGREEMENTS - 6.09%
  With BNP Paribas 2.95% 6/1/05
    (dated 5/31/05, to be repurchased
    at $1,101,090, collateralized by
    $161,000 U.S. Treasury Bills
    due 9/29/05, market value
    $159,428, $136,000 U.S. Treasury
    Bills due 10/20/05, market value
    $134,812, $245,000 U.S. Treasury
    Bills due 11/17/05, market value
    $241,556, $157,000 U.S. Treasury
    Notes 2.38% due 8/15/06, market
    value $155,763, $242,000 U.S. Treasury
    Notes 6.50% due 8/15/05, market
    value $248,035 and $172,000
    U.S. Treasury Notes 7.00% due 7/15/06,
    market value $183,633)                         $1,101,000         1,101,000
  With UBS Warburg 2.95% 6/1/05
    (dated 5/31/05, to be repurchased
    at $791,065, collateralized by $815,000
    U.S. Treasury Notes 2.50% due 5/31/06,
    market value $807,894)                            791,000           791,000
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS
  (cost $1,892,000)                                                   1,892,000
                                                                    -----------

TOTAL MARKET VALUE OF SECURITIES - 100.72%
  (cost $25,910,261)                                                 31,288,748
LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS - (0.72%)                                                     (224,920)
                                                                    -----------
NET ASSETS APPLICABLE TO 2,866,308 SHARES
  OUTSTANDING - 100.00%                                             $31,063,828
                                                                    ===========

Net Asset Value - Delaware International
  Small Cap Value Fund Class A
  ($18,390,082 / 1,691,645 Shares)                                       $10.87
                                                                         ------
Net Asset Value - Delaware International
  Small Cap Value Fund Class B
  ($6,236,794 / 578,577 Shares)                                          $10.78
                                                                         ------
Net Asset Value - Delaware International
  Small Cap Value Fund Class C
  ($5,696,654 / 528,152 Shares)                                          $10.79
                                                                         ------
Net Asset Value - Delaware International
  Small Cap Value Fund Institutional Class
  ($740,298 / 67,934 Shares)                                             $10.90
                                                                         ------

COMPONENTS OF NET ASSETS AT MAY 31, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                                 $23,286,234
Undistributed net investment income                                      123,633
Accumulated net realized gain on investments                           2,037,402
Net unrealized appreciation of investments and
  foreign currencies                                                   5,616,559
                                                                     -----------
Total net assets                                                     $31,063,828
                                                                     ===========

  +Non-income producing security for the period ended May 31, 2005.
  ^Securities have been classified by country of origin. Classification by type of business has been presented in Note 10 in "Notes to Financial Statements."
[X]Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

SUMMARY OF ABBREVIATIONS:
REIT - Real Estate Investment Trust

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE INTERNATIONAL SMALL CAP VALUE FUND
Net asset value Class A (A)                                               $10.87
Sales charge (5.75% of offering) (B)                                        0.66
                                                                          ------
Offering price                                                            $11.53
                                                                          ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon the redemption or repurchase of shares.

(B) See the current prospectus for purchases of $50,000 or more.

The following forward foreign currency exchange contract was outstanding at May 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                 In               Value of
Contracts to                  Exchange            Contract         Settlement            Unrealized
Deliver                         For              at 5/31/05           Date              Appreciation
-----------------             --------           ----------        ----------          --------------
(2,709,000)
  British
  Pounds                   US$(5,143,091)       $(4,909,350)        7/29/05               $233,741

(1) See Note 7 in "Notes to Financial Statements."

See accompanying notes

STATEMENTS                             DELAWARE INTERNATIONAL FUNDS
  OF OPERATIONS                        Six Months Ended May 31, 2005 (Unaudited)

                                                                               Delaware          Delaware            Delaware
                                                                             International       Emerging         International
                                                                          Value Equity Fund    Markets Fund   Small Cap Value Fund
INVESTMENT INCOME:
  Dividends                                                                   $14,023,169       $16,367,238        $  539,217
  Interest                                                                        294,089           481,680            16,812
  Securities lending income                                                       261,197                --                --
  Foreign tax withheld                                                         (1,318,819)       (1,377,903)          (42,100)
                                                                              -----------       -----------        ----------
                                                                               13,259,636        15,471,015           513,929
                                                                              -----------       -----------        ----------

EXPENSES:
  Management fees                                                               2,708,796         3,640,273           193,409
  Distribution expenses--Class A                                                  514,773           550,243            26,843
  Distribution expenses--Class B                                                  190,107           108,678            35,600
  Distribution expenses--Class C                                                  421,529           484,684            25,619
  Distribution expenses--Class R                                                    5,978                --                --
  Dividend disbursing and transfer agent fees and expenses                        516,238           548,702            25,010
  Custodian fees                                                                  153,992           340,454             9,057
  Accounting and administration expenses                                          101,523            91,807             4,870
  Reports and statements to shareholders                                           52,801            49,116             8,070
  Registration fees                                                                48,502            60,000            28,436
  Legal and professional fees                                                      47,773            51,518             7,324
  Insurance                                                                        42,424            46,039             1,599
  Trustees' fees                                                                   16,925            15,434               883
  Taxes (other than taxes on income)                                                5,907             5,824               767
  Pricing fees                                                                      3,279             2,129             4,335
  Other                                                                             7,074            13,007             6,777
                                                                              -----------       -----------        ----------
                                                                                4,837,621         6,007,908           378,599
  Less expenses absorbed or waived                                                     --                --           (51,859)
  Less waiver of distribution expenses--Class A                                        --           (91,707)           (4,474)
                                                                              -----------       -----------        ----------
  Total expenses                                                                4,837,621         5,916,201           322,266
                                                                              -----------       -----------        ----------
NET INVESTMENT INCOME                                                           8,422,015         9,554,814           191,663
                                                                              -----------       -----------        ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                                19,183,403        14,980,108         2,072,235
    Foreign currencies                                                         (2,771,713)         (358,842)         (216,992)
                                                                              -----------       -----------        ----------
  Net realized gain                                                            16,411,690        14,621,266         1,855,243
  Net change in unrealized appreciation/depreciation of investments
    and foreign currencies                                                     (8,875,273)         (457,733)         (586,773)
                                                                              -----------       -----------        ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES          7,536,417        14,163,533         1,268,470
                                                                              -----------       -----------        ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $15,958,432       $23,718,347        $1,460,133
                                                                              ===========       ===========        ==========

See accompanying notes

STATEMENTS                                          DELAWARE INTERNATIONAL FUNDS
  OF CHANGES IN NET ASSETS

                                            Delaware International             Delaware Emerging           Delaware International
                                               Value Equity Fund                  Markets Fund              Small Cap Value Fund

                                          Six Months          Year        Six Months          Year        Six Months       Year
                                             Ended            Ended          Ended            Ended          Ended         Ended
                                            5/31/05         11/30/04        5/31/05         11/30/04        5/31/05      11/30/04
                                          (Unaudited)                     (Unaudited)                     (Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income                   $  8,422,015    $  8,482,693    $  9,554,814    $  2,451,415    $   191,663   $   331,844
  Net realized gain on investments and
    foreign currencies                      16,411,690       5,529,472      14,621,266      12,946,546      1,855,243     1,953,327
  Net change in unrealized appreciation/
    depreciation of investments and
    foreign currencies                      (8,875,273)     88,851,889        (457,733)     37,162,077       (586,773)    3,192,239
                                          ------------    ------------    ------------    ------------    -----------   -----------
  Net increase in net assets resulting
    from operations                         15,958,432     102,864,054      23,718,347      52,560,038      1,460,133     5,477,410
                                          ------------    ------------    ------------    ------------    -----------   -----------

DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income:

    Class A                                 (1,210,935)     (2,457,694)     (1,434,353)       (833,358)       (24,813)     (159,662)
    Class B                                         --        (208,960)             --         (86,887)            --       (32,821)
    Class C                                         --        (230,271)             --         (93,609)            --        (8,337)
    Class R                                     (1,961)         (5,443)             --              --             --            --
    Institutional Class                     (1,191,998)     (1,599,443)       (573,636)       (129,883)        (2,590)       (4,239)

  Net realized gain on investments:
    Class A                                 (2,787,074)             --      (5,986,863)             --       (752,142)           --
    Class B                                   (346,474)             --        (445,060)             --       (306,317)           --
    Class C                                   (652,080)             --      (1,567,428)             --       (199,972)           --
    Class R                                    (15,793)             --              --              --             --            --
    Institutional Class                     (1,600,367)             --      (1,776,421)             --        (31,399)           --
                                          ------------    ------------    ------------    ------------    -----------   -----------
                                            (7,806,682)     (4,501,811)    (11,783,761)     (1,143,737)    (1,317,233)     (205,059)
                                          ------------    ------------    ------------    ------------    -----------   -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                100,587,480     143,867,909     392,590,336     182,282,801      4,728,254     7,449,464
    Class B                                  5,041,008       8,565,042      13,471,124       8,295,286      2,003,289     1,558,459
    Class C                                 32,459,978      33,004,048     100,479,473      41,685,578      1,497,002     2,625,676
    Class R                                    870,527       1,140,537              --              --             --            --
    Institutional Class                     86,678,651      80,894,785      92,576,945      59,580,158        126,750       262,812

  Net asset value of shares issued upon
    reinvestment of dividends and
    distributions:
    Class A                                  3,705,324       2,177,827       6,392,451         706,222        696,858       148,112
    Class B                                    326,042         197,264         411,161          83,599        271,067        30,677
    Class C                                    608,518         213,991       1,489,250          88,561        190,516         6,922
    Class R                                     17,742           5,441              --              --             --            --
    Institutional Class                      1,688,530       1,288,876       2,096,901         126,385          2,785           118
                                          ------------    ------------    ------------    ------------    -----------   -----------
                                           231,983,800     271,355,720     609,507,641     292,848,590      9,516,521    12,082,240
                                          ------------    ------------    ------------    ------------    -----------   -----------
  Cost of shares repurchased:
    Class A                                (47,776,879)    (84,300,399)    (65,653,446)    (44,936,809)    (3,733,256)   (6,832,876)
    Class B                                 (8,217,423)     (8,907,662)     (2,446,570)     (2,096,801)    (2,762,845)   (2,346,375)
    Class C                                 (6,535,954)     (8,534,595)     (9,754,543)     (4,618,525)      (334,414)     (418,221)
    Class R                                   (238,183)       (147,283)             --              --             --            --
    Institutional Class                    (73,075,744)    (36,378,115)    (28,998,611)     (9,887,979)       (57,339)       (1,598)
                                          ------------    ------------    ------------    ------------    -----------   -----------
                                          (135,844,183)   (138,268,054)   (106,853,170)    (61,540,114)    (6,887,854)   (9,599,070)
                                          ------------    ------------    ------------    ------------    -----------   -----------
Increase in net assets derived from
  capital share transactions                96,139,617     133,087,666     502,654,471     231,308,476      2,628,667     2,483,170
                                          ------------    ------------    ------------    ------------    -----------   -----------
NET INCREASE IN NET ASSETS                 104,291,367     231,449,909     514,589,057     282,724,777      2,771,567     7,755,521

NET ASSETS:
Beginning of period                        597,476,669     366,026,760     340,192,513      57,467,736     28,292,261    20,536,740
                                          ------------    ------------    ------------    ------------    -----------   -----------
End of period(1)                          $701,768,036    $597,476,669    $854,781,570    $340,192,513    $31,063,828   $28,292,261
                                          ------------    ------------    ------------    ------------    -----------   -----------

(1) Including undistributed net
      investment income                   $  7,665,327    $  4,419,919    $  7,785,911    $    597,928    $   123,633   $   176,365
                                          ============    ============    ============    ============    ===========   ===========

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware International Value Equity Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.340     $13.350      $11.020     $12.360      $15.690     $16.150

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.222       0.261        0.184       0.085        0.149       0.162
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                            0.266       2.891        2.626      (0.992)      (1.191)     (0.080)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.488       3.152        2.810      (0.907)      (1.042)      0.082
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.063)     (0.162)      (0.091)     (0.123)      (0.194)     (0.220)
Net realized gain on investments                               (0.145)         --       (0.389)     (0.310)      (2.094)     (0.322)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.208)     (0.162)      (0.480)     (0.433)      (2.288)     (0.542)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $16.620     $16.340      $13.350     $11.020      $12.360     $15.690
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.00%      23.83%       26.87%      (7.55%)      (8.33%)      0.38%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $369,796    $308,751     $195,950     $88,499      $76,388     $80,652
Ratio of expenses to average net assets                         1.45%       1.70%        2.04%       2.13%        1.99%       1.89%
Ratio of net investment income to average net assets            2.65%       1.78%        1.60%       0.72%        1.12%       1.02%
Portfolio turnover                                                21%          7%          14%         23%          15%         10%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware International Value Equity Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.200     $13.250      $10.930     $12.250      $15.570     $16.090

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.164       0.160        0.106       0.003        0.057       0.051
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                            0.261       2.873        2.613      (0.980)      (1.197)     (0.079)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.425       3.033        2.719      (0.977)      (1.140)     (0.028)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --      (0.083)      (0.010)     (0.033)      (0.086)     (0.170)
Net realized gain on investments                               (0.145)         --       (0.389)     (0.310)      (2.094)     (0.322)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.145)     (0.083)      (0.399)     (0.343)      (2.180)     (0.492)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $16.480     $16.200      $13.250     $10.930      $12.250     $15.570
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.63%      23.00%       25.99%      (8.16%)      (9.04%)     (0.31%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $36,802     $38,962      $31,904     $24,006      $30,956     $32,178
Ratio of expenses to average net assets                         2.15%       2.40%        2.74%       2.83%        2.69%       2.59%
Ratio of net investment income to average net assets            1.95%       1.08%        0.90%       0.02%        0.42%       0.32%
Portfolio turnover                                                21%          7%          14%         23%          15%         10%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                       Delaware International Value Equity Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.180     $13.240      $10.910     $12.240      $15.560     $16.070

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.164       0.160        0.104       0.005        0.057       0.051
Net realized and unrealized gain (loss) on investments and
  foreign currencies                                            0.261       2.863        2.625      (0.992)      (1.197)     (0.069)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.425       3.023        2.729      (0.987)      (1.140)     (0.018)
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --      (0.083)      (0.010)     (0.033)      (0.086)     (0.170)
Net realized gain on investments                               (0.145)         --       (0.389)     (0.310)      (2.094)     (0.322)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.145)     (0.083)      (0.399)     (0.343)      (2.180)     (0.492)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $16.460     $16.180      $13.240     $10.910      $12.240     $15.560
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 2.63%      22.94%       26.13%      (8.25%)      (9.04%)     (0.25%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $97,617     $70,169      $34,852     $13,604       $8,657     $10,202
Ratio of expenses to average net assets                         2.15%       2.40%        2.74%       2.83%        2.69%       2.59%
Ratio of net investment income to average net assets            1.95%       1.08%        0.90%       0.02%        0.42%       0.32%
Portfolio turnover                                                21%          7%          14%         23%          15%         10%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                    Delaware International Value Equity Fund Class R
----------------------------------------------------------------------------------------------------
                                                            Six Months     Year       6/2/03(1)
                                                               Ended       Ended         to
                                                             5/31/05(2)  11/30/04     11/30/03
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.270     $13.350      $11.480

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(3)                                        0.197       0.217        0.020
Net realized and unrealized gain on investments
  and foreign currencies                                        0.266       2.879        1.850
                                                              -------     -------      -------
Total from investment operations                                0.463       3.096        1.870
                                                              -------     -------      -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.018)     (0.176)          --
Net realized gain on investments                               (0.145)         --           --
                                                              -------     -------      -------
Total dividends and distributions                              (0.163)     (0.176)          --
                                                              -------     -------      -------

NET ASSET VALUE, END OF PERIOD                                $16.570     $16.270      $13.350
                                                              =======     =======      =======

TOTAL RETURN(4)                                                 2.85%      23.43%       16.29%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $2,219      $1,547         $346
Ratio of expenses to average net assets                         1.75%       2.00%        2.47%
Ratio of net investment income to average net assets            2.35%       1.48%        0.33%
Portfolio turnover                                                21%          7%          14%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware International Value Equity Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $16.410     $13.400      $11.060     $12.410      $15.760     $16.190

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.247       0.305        0.218       0.120        0.189       0.210
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.266       2.902        2.637      (0.998)      (1.205)     (0.078)
                                                              -------     -------      -------     -------      -------     -------
Total from investment operations                                0.513       3.207        2.855      (0.878)      (1.016)      0.132
                                                              -------     -------      -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.108)     (0.197)      (0.126)     (0.162)      (0.240)     (0.240)
Net realized gain on investments                               (0.145)         --       (0.389)     (0.310)      (2.094)     (0.322)
                                                              -------     -------      -------     -------      -------     -------
Total dividends and distributions                              (0.253)     (0.197)      (0.515)     (0.472)      (2.334)     (0.562)
                                                              -------     -------      -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                $16.670     $16.410      $13.400     $11.060      $12.410     $15.760
                                                              =======     =======      =======     =======      =======     =======

TOTAL RETURN(3)                                                 3.14%      24.21%       27.29%      (7.29%)      (8.14%)      0.70%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $195,334    $178,048     $102,974     $56,127      $75,790    $117,039
Ratio of expenses to average net assets                         1.15%       1.40%        1.74%       1.83%        1.69%       1.59%
Ratio of net investment income to average net assets            2.95%       2.08%        1.90%       1.02%        1.42%       1.32%
Portfolio turnover                                                21%          7%          14%         23%          15%         10%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Emerging Markets Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.550     $10.890      $ 7.240      $6.920       $6.600      $8.050

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.253       0.225        0.111       0.181        0.170       0.107
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.843       3.637        3.712       0.269        0.176      (1.437)
                                                              -------     -------      -------      ------       ------      ------
Total from investment operations                                1.096       3.862        3.823       0.450        0.346      (1.330)
                                                              -------     -------      -------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.092)     (0.202)      (0.173)     (0.130)      (0.026)     (0.120)
Net realized gain on investments                               (0.384)         --           --          --           --          --
                                                              -------     -------      -------      ------       ------      ------
Total dividends and distributions                              (0.476)     (0.202)      (0.173)     (0.130)      (0.026)     (0.120)
                                                              -------     -------      -------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $15.170     $14.550      $10.890      $7.240       $6.920      $6.600
                                                              =======     =======      =======      ======       ======      ======

TOTAL RETURN(3)                                                 7.69%      36.01%       54.01%       6.62%        5.09%     (16.78%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $549,783    $209,870      $38,383      $8,202       $6,605      $6,242
Ratio of expenses to average net assets                         1.91%       1.91%        1.95%       1.95%        1.95%       1.95%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.96%       2.12%        2.66%       2.99%        2.73%       2.85%
Ratio of net investment income to average net assets            3.36%       1.81%        1.28%       2.46%        2.39%       1.28%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.31%       1.60%        0.57%       1.42%        1.61%       0.38%
Portfolio turnover                                                18%         34%          55%         33%          36%         31%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Emerging Markets Fund Class B
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.290     $10.710       $7.120      $6.800       $6.520      $7.960

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.199       0.135        0.050       0.126        0.117       0.045
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.815       3.583        3.658       0.271        0.163      (1.415)
                                                              -------     -------      -------      ------       ------      ------
Total from investment operations                                1.014       3.718        3.708       0.397        0.280      (1.370)
                                                              -------     -------      -------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --      (0.138)      (0.118)     (0.077)          --      (0.070)
Net realized gain on investments                               (0.384)         --           --          --           --          --
                                                              -------     -------      -------      ------       ------      ------
Total dividends and distributions                              (0.384)     (0.138)      (0.118)     (0.077)          --      (0.070)
                                                              -------     -------      -------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $14.920     $14.290      $10.710      $7.120       $6.800      $6.520
                                                              =======     =======      =======      ======       ======      ======

TOTAL RETURN(3)                                                 7.21%      35.08%       52.90%       5.90%        4.29%     (17.44%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $28,191     $16,027       $6,695      $3,050       $2,763      $2,715
Ratio of expenses to average net assets                         2.66%       2.66%        2.70%       2.70%        2.70%       2.70%
Ratio of expenses to average net assets  prior to
  expense limitation and expenses paid indirectly               2.66%       2.82%        3.36%       3.69%        3.43%       3.55%
Ratio of net investment income to average net assets            2.61%       1.06%        0.53%       1.71%        1.64%       0.53%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    2.61%       0.90%       (0.13%)      0.72%        0.91%      (0.32%)
Portfolio turnover                                                18%         34%          55%         33%          36%         31%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                           Delaware Emerging Markets Fund Class C
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.270     $10.700       $7.110      $6.800       $6.510      $7.950

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.199       0.135        0.048       0.126        0.117       0.045
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.825       3.573        3.660       0.261        0.173      (1.415)
                                                              -------     -------      -------      ------       ------      ------
Total from investment operations                                1.024       3.708        3.708       0.387        0.290      (1.370)
                                                              -------     -------      -------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --      (0.138)      (0.118)     (0.077)          --      (0.070)
Net realized gain on investments                               (0.384)         --           --          --           --          --
                                                              -------     -------      -------      ------       ------      ------
Total dividends and distributions                              (0.384)     (0.138)      (0.118)     (0.077)          --      (0.070)
                                                              -------     -------      -------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $14.910     $14.270      $10.700      $7.110       $6.800      $6.510
                                                              =======     =======      =======      ======       ======      ======

TOTAL RETURN(3)                                                 7.29%      35.02%       52.97%       5.75%        4.46%     (17.46%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $144,765     $50,564       $6,259      $1,391       $1,041      $1,443
Ratio of expenses to average net assets                         2.66%       2.66%        2.70%       2.70%        2.70%       2.70%
Ratio of expenses to average net assets  prior to
  expense limitation and expenses paid indirectly               2.66%       2.82%        3.36%       3.69%        3.43%       3.55%
Ratio of net investment income to average net assets            2.61%       1.06%        0.53%       1.71%        1.64%       0.53%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    2.61%       0.90%       (0.13%)      0.72%        0.91%      (0.32%)
Portfolio turnover                                                18%         34%          55%         33%          36%         31%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                      Delaware Emerging Markets Fund Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $14.6100    $10.9200      $7.2600     $6.9400      $6.6300     $8.0800

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.272       0.256        0.134       0.199        0.188       0.128
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.836       3.659        3.717       0.269        0.169      (1.438)
                                                              -------     -------      -------      ------       ------      ------
Total from investment operations                                1.108       3.915        3.851       0.468        0.357      (1.310)
                                                              -------     -------      -------      ------       ------      ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.124)     (0.225)      (0.191)     (0.148)      (0.047)     (0.140)
Net realized gain on investments                               (0.384)         --           --          --           --          --
                                                              -------     -------      -------      ------       ------      ------
Total dividends and distributions                              (0.508)     (0.225)      (0.191)     (0.148)      (0.047)     (0.140)
                                                              -------     -------      -------      ------       ------      ------

NET ASSET VALUE, END OF PERIOD                                $15.210     $14.610      $10.920      $7.260       $6.940      $6.630
                                                              =======     =======      =======      ======       ======      ======

TOTAL RETURN(3)                                                 7.82%      36.34%       54.52%       6.88%        5.40%     (16.65%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $132,043     $63,732       $6,131      $2,753       $2,182      $2,229
Ratio of expenses to average net assets                         1.66%       1.66%        1.70%       1.70%        1.70%       1.70%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.66%       1.82%        2.36%       2.69%        2.43%       2.55%
Ratio of net investment income to average net assets            3.61%       2.06%        1.53%       2.71%        2.64%       1.53%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      3.61%       1.90%        0.87%       1.72%        1.91%       0.68%
Portfolio turnover                                                18%         34%          55%         33%          36%         31%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     Delaware International Small Cap Value Fund Class A
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.810     $ 8.700       $6.250      $7.410       $8.340     $10.730

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.081       0.156        0.113       0.143        0.146       0.209
Net realized and unrealized gain (loss) on investments
 and foreign currencies                                         0.480       2.059        2.457      (1.098)      (0.367)     (0.727)
                                                              -------     -------       ------      ------       ------     -------
Total from investment operations                                0.561       2.215        2.570      (0.955)      (0.221)     (0.518)
                                                              -------     -------       ------      ------       ------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.016)     (0.105)      (0.120)     (0.138)      (0.188)     (0.140)
Net realized gain on investments                               (0.485)         --           --      (0.067)      (0.521)     (1.732)
                                                              -------     -------       ------      ------       ------     -------
Total dividends and distributions                              (0.501)     (0.105)      (0.120)     (0.205)      (0.709)     (1.872)
                                                              -------     -------       ------      ------       ------     -------

NET ASSET VALUE, END OF PERIOD                                $10.870     $10.810       $8.700      $6.250       $7.410     $ 8.340
                                                              =======     =======       ======      ======       ======     =======

TOTAL RETURN(3)                                                 5.32%      25.74%       41.97%     (13.23%)      (3.09%)     (5.32%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $18,390     $16,597      $12,699      $4,839          $35         $--
Ratio of expenses to average net assets                         1.79%       1.50%        1.50%       1.50%        1.29%       1.25%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.17%       2.21%        2.10%       2.57%        3.67%       1.77%
Ratio of net investment income to average net assets            1.50%       1.64%        1.59%       2.03%        1.87%       2.45%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    1.12%       0.93%        0.99%       0.96%       (0.51%)      1.93%
Portfolio turnover                                                49%         36%          59%         24%          20%         22%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware International Small Cap Value Fund Class B
-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                 Year                   9/28/01(1)
                                                               Ended                    Ended                     to
                                                             5/31/05(2)  11/30/04     11/30/03    11/30/02     11/30/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.740     $ 8.660       $6.210      $7.410       $6.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                                 0.043       0.085        0.060       0.091       (0.003)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.482       2.042        2.457      (1.100)       0.493
                                                              -------     -------       ------      ------       ------
Total from investment operations                                0.525       2.127        2.517      (1.009)       0.490
                                                              -------     -------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --      (0.047)      (0.067)     (0.124)          --
Net realized gain on investments                               (0.485)         --           --      (0.067)          --
                                                              -------     -------       ------      ------       ------
Total dividends and distributions                              (0.485)     (0.047)      (0.067)     (0.191)          --
                                                              -------     -------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                $10.780     $10.740       $8.660      $6.210       $7.410
                                                              =======     =======       ======      ======       ======

TOTAL RETURN(4)                                                 5.00%      24.68%       41.00%     (13.95%)       7.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,237      $6,673       $6,064      $2,929          $17
Ratio of expenses to average net assets                         2.54%       2.25%        2.25%       2.25%        2.25%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               2.87%       2.91%        2.80%       3.32%       13.55%
Ratio of net investment income (loss) to average net assets     0.75%       0.89%        0.84%       1.28%       (0.03%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      0.42%       0.23%        0.29%       0.21%      (11.33%)
Portfolio turnover                                                49%         36%          59%         24%          20%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                 Delaware International Small Cap Value Fund Class C
-------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                 Year                   9/28/01(1)
                                                               Ended                    Ended                     to
                                                             5/31/05(2)  11/30/04     11/30/03    11/30/02     11/30/01
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.750     $ 8.660       $6.210      $7.410       $6.920

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(3)                                 0.043       0.084        0.054       0.089       (0.003)
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.482       2.053        2.463      (1.098)       0.493
                                                              -------     -------       ------      ------       ------
Total from investment operations                                0.525       2.137        2.517      (1.009)       0.490
                                                              -------     -------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                              --      (0.047)      (0.067)     (0.124)          --
Net realized gain on investments                               (0.485)         --           --      (0.067)          --
                                                              -------     -------       ------      ------       ------
Total dividends and distributions                              (0.485)     (0.047)      (0.067)     (0.191)          --
                                                              -------     -------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                $10.790     $10.750       $8.660      $6.210       $7.410
                                                              =======     =======       ======      ======       ======

TOTAL RETURN(4)                                                 5.00%      24.80%       41.00%     (13.95%)       7.08%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $5,697      $4,355       $1,504         $95           $4
Ratio of expenses to average net assets                         2.54%       2.25%        2.25%       2.25%        2.25%
Ratio of expenses to average net assets  prior to
  expense limitation and expenses paid indirectly               2.87%       2.91%        2.80%       3.32%       13.55%
Ratio of net investment income (loss) to average net assets     0.75%       0.89%        0.84%       1.28%       (0.03%)
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly      0.42%       0.23%        0.29%       0.21%      (11.33%)
Portfolio turnover                                                49%         36%          59%         24%          20%

(1) Date of commencement of operations; ratios have been annualized and total return has not been annualized.

(2) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(3) The average shares outstanding method has been applied for per share information.

(4) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                  Delaware International Small Cap Value Institutional Class
-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months                             Year
                                                               Ended                                Ended
                                                             5/31/05(1)  11/30/04     11/30/03    11/30/02     11/30/01    11/30/00
                                                            (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                          $10.840     $ 8.730       $6.260      $7.410       $8.340     $10.730

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)                                        0.097       0.180        0.131       0.161        0.149       0.209
Net realized and unrealized gain (loss) on investments
  and foreign currencies                                        0.488       2.053        2.476      (1.101)      (0.370)     (0.727)
                                                              -------      ------       ------      ------       ------     -------
Total from investment operations                                0.585       2.233        2.607      (0.940)      (0.221)     (0.518)
                                                              -------      ------       ------      ------       ------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.040)     (0.123)      (0.137)     (0.143)      (0.188)     (0.140)
Net realized gain on investments                               (0.485)         --           --      (0.067)      (0.521)     (1.732)
                                                              -------      ------       ------      ------       ------     -------
Total dividends and distributions                              (0.525)     (0.123)      (0.137)     (0.210)      (0.709)     (1.872)
                                                              -------      ------       ------      ------       ------     -------

NET ASSET VALUE, END OF PERIOD                                $10.900     $10.840       $8.730      $6.260       $7.410     $ 8.340
                                                              =======     =======       ======      ======       ======     =======

TOTAL RETURN(3)                                                 5.54%      25.91%       42.62%     (13.03%)      (3.09%)     (5.32%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                          $740        $667         $300      $3,114       $3,579      $3,691
Ratio of expenses to average net assets                         1.54%       1.25%        1.25%       1.25%        1.25%       1.25%
Ratio of expenses to average net assets prior to
  expense limitation and expenses paid indirectly               1.87%       1.91%        1.80%       2.32%        3.42%       1.52%
Ratio of net investment income to average net assets            1.75%       1.89%        1.84%       2.28%        1.91%       2.45%
Ratio of net investment income (loss) to average net
  assets prior to expense limitation and expenses paid
  indirectly                                                    1.42%       1.23%        1.29%       1.21%       (0.26%)      2.18%
Portfolio turnover                                                49%         36%          59%         24%          20%         22%

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) The average shares outstanding method has been applied for per share information.

(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

NOTES                                               DELAWARE INTERNATIONAL FUNDS
  TO FINANCIAL STATEMENTS                           May 31, 2005 (Unaudited)

Delaware Group Global & International Funds (the "Trust") is organized as a Delaware statutory trust and offers three series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund (each, a "Fund" or collectively, the "Funds"). The Trust is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors. As of May 31, 2005, Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund have not commenced sales of the Class R shares.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund is to seek long-term capital appreciation.

The investment objective of Delaware International Small Cap Value Fund is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- Each Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds understanding of the applicable country's tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

NOTES                                               DELAWARE INTERNATIONAL FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of their respective investment management agreements, the Funds pay Delaware Management Company (DMC), a series of Delaware Management Business Trust, the investment manager, an annual fee based on its average daily net assets. Following are the management fees as a percentage of average daily net assets:

                                           Delaware International     Delaware Emerging       Delaware International
                                             Value Equity Fund           Markets Fund          Small Cap Value Fund
                                           ----------------------     -----------------       ----------------------
  On the first $500 million                        0.85%                    1.25%                     1.25%
  On the next $500 million                         0.80%                    1.20%                     1.20%
  On the next $1.5 billion                         0.75%                    1.15%                     1.15%
  In excess of $2.5 billion                        0.70%                    1.10%                     1.10%

Mondrian Investment Partners Ltd. ("Mondrian") furnishes investment sub-advisory services to the Funds pursuant to a Sub-Advisory Agreement. For these services, DMC, not the Funds, pays Mondrian the following fees as a percentage of the Funds' average daily net assets:

                                           Delaware International     Delaware Emerging       Delaware International
                                             Value Equity Fund           Markets Fund          Small Cap Value Fund
                                           ----------------------     -----------------       ----------------------
                                                   0.20%                    0.30%                     0.20%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Funds to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs, and extraordinary expenses, do not exceed specified percentages of average daily net assets through March 31, 2006 as shown below.

                                           Delaware Emerging       Delaware International
                                              Markets Fund          Small Cap Value Fund
                                           -----------------       ----------------------
                                                   1.70%                    1.68%

Prior to February 28, 2005, DMC had contractually agreed to waive that portion, if any, of its management fee and reimburse the Delaware International Small Cap Value Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, did not exceed 1.25% of average daily net assets of the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Funds pay DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Funds pay Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2006 in order to prevent distribution and service fees of Class A shares of the Delaware Emerging Markets Fund and Delaware International Small Cap Value Fund from exceeding 0.25% of the average daily net assets. Institutional Class shares pay no distribution and service expenses. At May 31, 2005, the Funds had liabilities payable to affiliates as follows:

                                           Delaware International     Delaware Emerging       Delaware International
                                             Value Equity Fund           Markets Fund          Small Cap Value Fund
                                           ----------------------     -----------------       ----------------------
  Investment management fee payable to DMC        $492,840                 $846,272                  $30,156
  Dividend disbursing, transfer agent,
    accounting and administration fees and
    other expenses payable to DSC                  392,436                  431,029                   19,350
  Other expenses payable to DMC and affiliates*    199,020                  199,631                   14,390

*DMC, a series of Delaware Management Business Trust, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal services expenses, including internal legal services provided to the Funds by DMC employees. For the six months ended May 31, 2005, the Funds were charged for internal legal services provided by DMC as follows:

                                           Delaware International     Delaware Emerging       Delaware International
                                             Value Equity Fund           Markets Fund          Small Cap Value Fund
                                           ----------------------     -----------------       ----------------------
                                                   $17,888                  $17,001                   $1,014

NOTES                                               DELAWARE INTERNATIONAL FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
For the six months ended May 31, 2005, DDLP earned commissions on sales of the Class A shares for the Funds as follows:

                                           Delaware International     Delaware Emerging       Delaware International
                                             Value Equity Fund           Markets Fund          Small Cap Value Fund
                                           ----------------------     -----------------       ----------------------
                                                 $69,282                   $332,896                   $4,846

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are not paid compensation by the Funds.

3. INVESTMENTS
For the six months ended May 31, 2005, the Funds made purchases and sales of investment securities other than short-term investments as follows:

                                           Delaware International     Delaware Emerging       Delaware International
                                             Value Equity Fund           Markets Fund          Small Cap Value Fund
                                           ----------------------     -----------------       ----------------------
  Purchases                                     $156,793,453             $497,279,346               $8,051,316
  Sales                                           65,032,481               47,624,824                7,116,099

At May 31, 2005, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2005, the cost of investments and unrealized appreciation (depreciation) for the Funds were as follows:

                                           Delaware International     Delaware Emerging       Delaware International
                                             Value Equity Fund           Markets Fund          Small Cap Value Fund
                                           ----------------------     -----------------       ----------------------
  Cost of investments                           $571,080,696             $800,310,403              $25,940,361
                                                ------------             ------------              -----------
  Aggregate unrealized appreciation             $129,604,408             $ 67,616,858              $ 6,546,971
  Aggregate unrealized depreciation               (4,283,981)             (22,073,075)              (1,198,584)
                                                ------------             ------------              -----------
  Net unrealized appreciation                   $125,320,427             $ 45,543,783              $ 5,348,387
                                                ============             ============              ===========

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2005 and the year ended November 30, 2004 was as follows:

                                                         Ordinary     Long-Term
                                                          Income    Capital Gain     Total
                                                         --------   ------------    -------
  Six Months Ended May 31, 2005*:
  Delaware International Value Equity Fund              $2,404,894   $5,401,788   $7,806,682
  Delaware Emerging Markets Fund                         5,644,409    6,139,352   11,783,761
  Delaware International Small Cap Value Fund               27,403    1,289,830    1,317,233

                                                         Ordinary     Long-Term
                                                          Income    Capital Gain     Total
                                                         --------   ------------    -------
  Year ended November 30, 2004:
  Delaware International Value Equity Fund              $4,501,811   $       --   $4,501,811
  Delaware Emerging Markets Fund                         1,143,737           --    1,143,737
  Delaware International Small Cap Value Fund              202,500        2,559      205,059

*Tax information for the six months ended May 31, 2005 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2005, the estimated components of net assets on a tax basis were as follows:

                                           Delaware International     Delaware Emerging       Delaware International
                                             Value Equity Fund           Markets Fund          Small Cap Value Fund
                                           ----------------------     -----------------       ----------------------
  Shares of beneficial interest                 $547,275,036             $786,349,361              $23,286,234
  Undistributed ordinary income                   10,519,293               16,524,720                  475,856
  Undistributed long-term capital gain            18,682,592                6,126,082                1,949,020
  Unrealized appreciation of investments
    and foreign currencies                       125,291,115               45,781,407                5,352,718
                                                ------------             ------------              -----------
  Net assets                                    $701,768,036             $854,781,570              $31,063,828
                                                ============             ============              ===========

NOTES                                               DELAWARE INTERNATIONAL FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. For the six months ended May 31, 2005, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications.

                                           Delaware International     Delaware Emerging       Delaware International
                                             Value Equity Fund           Markets Fund          Small Cap Value Fund
                                           ----------------------     -----------------       ----------------------
  Undistributed net investment income            $(2,771,713)             $(358,842)               $(216,992)
  Accumulated realized gain (loss)                 2,771,713                358,842                  216,992

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                           Delaware International         Delaware Emerging          Delaware International
                                             Value Equity Fund               Markets Fund             Small Cap Value Fund
                                           ----------------------         -----------------          ----------------------
                                           Six Months    Year            Six Months    Year           Six Months   Year
                                             Ended       Ended             Ended       Ended            Ended      Ended
                                            5/31/05     11/30/04          5/31/05    11/30/04          5/31/05    11/30/04
  Shares sold:
    Class A                                 5,981,598   9,838,008       25,757,265  14,586,055         426,655     789,295
    Class B                                   302,408     596,758          904,095     664,931         183,384     165,313
    Class C                                 1,948,987   2,276,705        6,727,260   3,334,562         135,703     275,661
    Class R                                    52,041      78,719               --          --              --          --
    Institutional Class                     5,147,597   5,563,051        6,094,226   4,606,103          11,455      27,300

  Shares issued upon reinvestment
    of dividends and distributions:
    Class A                                   224,429     157,814          441,468      62,887          65,866      16,888
    Class B                                    19,856      14,326           28,753       7,525          25,742       3,494
    Class C                                    37,105      15,563          104,289       7,986          18,093         788
    Class R                                     1,076         395               --          --              --          --
    Institutional Class                       102,087      93,262          144,514      11,234             263          13
                                           ----------  ----------      -----------  ----------        --------   ---------
                                           13,817,184  18,634,601       40,201,870  23,281,283         867,161   1,278,752
                                           ----------  ----------      -----------  ----------        --------   ---------
  Shares repurchased:
    Class A                                (2,848,202) (5,778,031)      (4,370,752) (3,750,765)       (336,480)   (726,240)
    Class B                                  (494,026)   (613,271)        (165,440)   (175,704)       (251,623)   (247,948)
    Class C                                  (391,885)   (588,210)        (663,933)   (384,720)        (30,747)    (44,878)
    Class R                                   (14,202)    (10,040)              --          --              --          --
    Institutional Class                    (4,380,950) (2,490,648)      (1,922,552)   (816,135)         (5,280)       (177)
                                           ----------  ----------      -----------  ----------        --------   ---------
                                           (8,129,265) (9,480,200)      (7,122,677) (5,127,324)       (624,130) (1,019,243)
                                           ----------  ----------      -----------  ----------        --------   ---------
  Net increase                              5,687,919   9,154,401       33,079,193  18,153,959         243,031     259,509
                                           ==========  ==========      ===========  ==========        ========   =========

For the six months ended May 31, 2005 and the year ended November 30, 2004, the following shares were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables above and the Statements of Changes in Net Assets.

                                                               Six Months Ended                            Year Ended
                                                                   5/31/05                                  11/30/04
                                               Class B shares   Class A shares    Value   Class B shares  Class A shares    Value
                                               --------------   --------------    -----   --------------  --------------    -----
  Delaware International Value Equity Fund        115,230          114,322     $1,966,426     118,129        117,404     $1,702,408
  Delaware Emerging Markets Fund                   10,983           10,811        165,164      12,964         12,758        154,295
  Delaware International Small Cap Value Fund      17,154           17,038        193,690      69,342         69,129        650,955

NOTES                                               DELAWARE INTERNATIONAL FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

6. LINES OF CREDIT
The Funds, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participate in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of May 31, 2005, or at any time during the period.

7. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Funds may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. SECURITIES LENDING
The Delaware International Value Equity Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2005, the market value of securities on loan for Delaware International Value Equity Fund was $141,453,411, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Delaware International Value Equity Fund's Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISK
Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

With the exception of the Delaware International Value Equity Fund, each Fund may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The Delaware International Value Equity Fund may invest up to 10% in such securities. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. None of these securities has been determined to be illiquid under the Funds' Liquidity Procedures. At May 31, 2005, Rule 144A securities represented the following percentages of total net assets for the Delaware Emerging Markets Fund.

                                         Delaware Emerging
                                           Markets Fund
                                         -----------------
                                               0.49%

While maintaining oversight, the Board of Trustees has delegated to the investment adviser the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of a fund's limitation on investments in illiquid assets. Illiquid securities, if any, have been denoted on the Statements of Net Assets.

Delaware International Small Cap Value Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

NOTES                                               DELAWARE INTERNATIONAL FUNDS
  TO FINANCIAL STATEMENTS (CONTINUED)

10. INDUSTRY ALLOCATION
As of May 31, 2005, the Funds' investment in equity securities classified by type of business were as follows:

                                                The International          The Emerging          The International
Industry (as a percentage of net assets)        Value Equity Fund          Markets Fund        Small Cap Value Fund
----------------------------------------        -----------------          ------------        --------------------
Automobiles & Components                               3.44%                   2.73%                   1.15%
Banks                                                 17.85                   11.94                      --
Capital Goods                                          2.25                    0.64                      --
Commercial Services & Supplies                         1.37                      --                      --
Construction Materials                                   --                      --                    0.82
Consumer Durables & Apparel                            1.72                    4.38                    4.48
Consumer Goods                                           --                      --                    2.66
Consumer Services                                      1.23                      --                      --
Diversified Financials                                 5.68                    5.27                    9.67
Electric Equipment                                       --                      --                    4.44
Energy                                                11.90                    7.27                    3.34
Food, Beverage & Tobacco                               4.48                    4.28                    7.25
Food & Staples Retailing                               3.76                    1.85                      --
Health Care Equipment & Services                         --                    1.06                      --
Hotels, Restaurants & Leisure                            --                    1.44                      --
Household & Personal Products                            --                    1.53                    0.97
Insurance                                              1.85                      --                      --
Manufacturing                                           --                       --                      --
Materials                                              8.99                   12.72                    6.71
Media                                                  1.88                      --                      --
Pharmaceuticals & Biotechnology                        7.44                    2.15                    3.75
Real Estate                                            1.38                      --                      --
Retail                                                   --                      --                    2.03
Semiconductors & Semiconductor Equipment                 --                    2.52                      --
Services                                                 --                      --                   23.77
Technology                                             3.53                    2.37                    3.05
Telecommunications                                     8.55                   17.36                    1.03
Transportation                                         0.76                    7.15                   13.38
Utilities                                              7.99                    5.26                    4.63
                                                      -----                   -----                   -----
Total                                                 96.05%                  91.92%                  93.13%
                                                      =====                   =====                   =====

OTHER
  FUND INFORMATION

The shareholders of Delaware Group Global and International Fund (a "Trust") approved the following proposals (as applicable) at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust (shareholders of all series of the Trust voting together).

                                                              Shares Voted
                                     Shares Voted For       Withhold Authority
                                     ----------------       ------------------
Thomas L. Bennett                       35,094,477               678,888
Jude T. Driscoll                        35,161,994               611,371
John A. Fry                             35,172,273               601,092
Anthony D. Knerr                        35,176,566               596,799
Lucinda S. Landreth                     35,164,943               608,422
Ann R. Leven                            35,168,007               605,358
Thomas F. Madison                       35,100,808               672,557
Janet L. Yeomans                        35,150,109               623,256
J. Richard Zecher                       35,099,318               674,046

2. To approve the use of a "manager of managers" structure whereby the investment manager of each Fund will be able to hire and replace subadvisers without shareholder approval.

                                                           For       Against       Abstain     Broker Non-Votes
                                                           ---       -------       -------     ----------------
Delaware Emerging Markets Fund                          8,413,095   1,400,092      201,670       1,936,137
Delaware International Small Cap Value Fund               987,646      26,171       48,409         308,563
Delaware International Value Equity Fund               16,489,723     570,014      368,678       5,075,651

Delaware
Investments(R)
-----------------------------------
A member of Lincoln Financial Group


This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware International Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware International Small Cap Value Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of each Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in a Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                           AFFILIATED OFFICERS                           CONTACT INFORMATION
JUDE T. DRISCOLL                            MICHAEL P. BISHOF                             INVESTMENT MANAGER
Chairman                                    Senior Vice President and                     Delaware Management Company, a Series of
Delaware Investments Family of Funds        Chief Financial Officer                       Delaware Management Business Trust
Philadelphia, PA                            Delaware Investments Family of Funds          Philadelphia, PA
                                            Philadelphia, PA
THOMAS L. BENNETT                                                                         NATIONAL DISTRIBUTOR
Private Investor                            RICHELLE S. MAESTRO                           Delaware Distributors, L.P.
Rosemont, PA                                Executive Vice President,                     Philadelphia, PA
                                            Chief Legal Officer and Secretary
JOHN A. FRY                                 Delaware Investments Family of Funds          SHAREHOLDER SERVICING, DIVIDEND
President                                   Philadelphia, PA                              DISBURSING AND TRANSFER AGENT
Franklin & Marshall College                                                               Delaware Service Company, Inc.
Lancaster, PA                               JOHN J. O'CONNOR                              2005 Market Street
                                            Senior Vice President and Treasurer           Philadelphia, PA 19103-7094
ANTHONY D. KNERR                            Delaware Investments Family of Funds
Managing Director                           Philadelphia, PA                              FOR SHAREHOLDERS
Anthony Knerr & Associates                                                                800 523-1918
New York, NY
                                                                                          FOR SECURITIES DEALERS AND FINANCIAL
LUCINDA S. LANDRETH                                                                       INSTITUTIONS REPRESENTATIVES ONLY
Former Chief Investment Officer                                                           800 362-7500
Assurant, Inc.
Philadelphia, PA                                                                          WEB SITE

ANN R. LEVEN                                                                              www.delawareinvestments.com
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder Investor
Analytics Scottsdale, AZ

--------------------------------------------------------------------------------
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund's Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9478)                                                        Printed in the USA
SA-034 [5/05] IVES 7/05                                       J05-06-091 PO10231

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Group Global & International Funds

JUDE T. DRISCOLL
---------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 4, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
---------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    August 4, 2005

MICHAEL P. BISHOF
---------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    August 4, 2005